INVESTMENTS Q - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Net realized gains / (losses) related to sales of investments	$ 143.5	$ 73.8	$ 264.1	$ (86.2)
Net change in unrealized gains / (losses) related to investments	153.2	$ (60.5)	94.8	$ 61.0
Debt securities, available-for-sale, accumulated gross unrealized gain (loss), before tax	$ 731.3		$ 731.3		$ 627.1